Loan from the European Investment Bank (“Eib”)	12 Months Ended
Dec. 31, 2023
Loan From The European Investment Bank Eib [Abstract]
LOAN FROM THE EUROPEAN INVESTMENT BANK (“EIB”)

NOTE 9 – LOAN FROM THE EUROPEAN INVESTMENT BANK (“EIB”)

On March 31, 2021, the Company and EIB signed an agreement for the receipt of financing for the expansion plan of the Company and the establishment of an advanced production plant for TES systems in Israel (“the Financing Agreement”), the main terms of which are as follows:

1)	The financing is limited to an amount of EUR 7.5 million.

2)	The drawing down of the loan will be done in 2 tranches – the first, in the amount of EUR 4 million, was done in July 2022, and the second, in an amount of up to EUR 3.5 million, can be drawn down when the Company reaches certain milestones. In addition, the second tranche can be drawn until March 31, 2024. The Company is currently evaluating alternative means, including through negotiations with the EIB, to extend the availability date of the second tranche of the EIB credit facility but has not yet been successful and it is possible that the Company’s right to withdraw the remaining amount credit that is available to it may expire by March 31, 2024.

3)	The loan is payable in EUR and is for a period of 6 years from the time of the drawing down of the tranche with an annual interest rate of 5% for the first tranche and 3% for the second tranche. In the first three years, only interest will be payable on the loan. Contractual payments of principal and interest in the following years ($ in thousand) are as follows:

Year	2024	2025	2026	2027	2028	Total
Amount	$221	$221	$1,696	$1,622	$1,549	$5,309

In addition, the Company will pay royalties to EIB at a rate of 2% of the sum of the Company’s sales from the production plant up to the extent of the loan that has been drawn down (up to additional 100% of the drawn amount). The repayment of the royalty liability is not limited in time. The Group accounted for the loan liability and the royalty liability as two separate financial instruments as each represents a contractual right or obligation with its own terms and conditions so that each may be transferred or settled separately; and each is exposed to risks that may differ from the risks to which the other financial instrument is exposed. Consequently, the Company allocated the proceeds received to the loan liability component and the royalty liability component on a relative fair value basis.

The liability presented in the balance sheets is comprised as follows ($ in thousand):

	Effective interest rate	December 31
	%	2023	2022
Loan component*	6.84	4,172	3,965
Royalties’ component	15.52	289	290
		4,461	4,255

4)	The EIB has the right to cancel part of the loan that has not been granted to the Company and to demand the immediate repayment of the amount of the loan that has been made available to the Company in the event of a change in control in the Company.

5)	As security for the loan, the Company pledged the equipment that has been agreed upon in the financing agreement as well as all of the revenues generated from the sale of TES systems manufactured by the Company under a first ranking fixed lien.

6)	The Company is to comply with the following main covenants: a prohibition on the sale of certain assets except for those used in the regular course of business, a prohibition on the execution of a merger or a structural change in the Company’s group, except in cases that have been determined in the financing agreement with the bank, the Company may not distribute a dividend except in the cases that are set forth in the financing agreement with bank; the Company is entitled to receive a government grant up to the amount that is set forth in the financing agreement with the bank; and the Company is to hold cash and cash equivalents in an amount of not less than EUR 350 thousand at all times.